Intangible Assets, Net and Goodwill - Schedule of Intangible Assets, Net and Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite And Indefinite Lived Intangible Assets [Line Items]
Identifiable assets, Gross	$ 1,187,500	$ 649,700
Goodwill	5,230,100	630,000	$ 619,200
Identifiable assets, accumulated amortization	(145,900)	(114,500)
Indefinite lived intangible assets , Net	9,403,500	2,260,800
Identifiable assets, Net	1,041,600	535,200
Intangible assets, net	$ 10,445,100	2,796,000
Weighted Average Life	17 years 4 months 24 days
Burger King [Member] | Trade Names [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Indefinite lived intangible assets , Net	$ 2,167,000	2,260,800
Tim Hortons [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Goodwill	4,640,000
Tim Hortons [Member] | Trade Names [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Indefinite lived intangible assets , Net	7,236,500
Franchise Agreements [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Identifiable assets, Gross	696,800	491,300
Identifiable assets, accumulated amortization	(83,100)	(66,000)
Identifiable assets, Net	$ 613,700	425,300
Weighted Average Life	22 years 7 months 6 days
Favorable Leases [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Identifiable assets, Gross	$ 490,700	158,400
Identifiable assets, accumulated amortization	(62,800)	(48,500)
Identifiable assets, Net	$ 427,900	$ 109,900
Weighted Average Life	7 years 6 months